Income Taxes - Deferred tax (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	$ 262
Gross | Warrants
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	4,289	$ 3,034	$ 1,463
Gross | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	3,759	1,270	136
Gross | Research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	262
Gross | Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	(6)	(34)	48
Valuation allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	$ (8,042)	$ (4,270)	$ (1,647)